RELATED PARTIES BALANCES AND TRANSCATIONS	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS	RELATED PARTIES BALANCES AND TRANSACTIONS
24.1 – Related parties

The Company provides software and consultancy services to certain related parties. Outstanding receivable balances as of December 31, 2023 and 2022 are as follows:

	As of December 31,
Trade receivables	2023	2022
Enigma.art LLC	266	14
TOTAL	266	14

	As of December 31,
Trade payables	2023	2022
Falcon Uru LLC	(177)	(574)
TOTAL	(177)	(574)

During the year ended December 31, 2023, 2022 and 2021, the Company recognized the Company recognized the following transactions:

	For the year ended December 31,
	2023	2022	2021
Revenue
Enigma.art LLC	429	915	—
Studio Eter LLC	—	190	—
TOTAL	429	1,105	—

	For the year ended December 31,
	2023	2022		2021
Costs of revenues and Selling, general and administrative expenses
Falcon Uru LLC	(994)	(780)		—
Enigma.art LLC	—	(75)		—
TOTAL	(994)	(855)	—	—

24.2 – Compensation of key management personnel

The remuneration of members of key management personnel during each of the three years are as follows:

	For the year ended December 31,
	2023	2022	2021
Salaries and bonuses	6,972	6,768	6,709
TOTAL	6,972	6,768	6,709

The remuneration of directors and key executives is determined by the Board of Directors based on the performance of individuals and market trends.

During 2021, the Company granted 55,500, 5,000, 1,564, 540, 702 and 468 restricted stock units at a grant price of $298.47, $297.49, $267.19, $232.11, $213.57 and $328.96, respectively.
During 2022, the Company granted 292, 2,220, 300, 78,317 and 324,380 restricted stock units at grant prices of $226, $210, $167, $219 and $138.00, respectively.

During 2023, the Company granted 6,500, 106,950, 6, 87 and 571 restricted stock units at a grant price of $148.96, $148.97, $157.4, $173.26 and $194.54, respectively.